Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended	8 Months Ended	12 Months Ended
	Aug. 19, 2019 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 25, 2020 $ / shares	May 09, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Apr. 19, 2018 shares	Aug. 20, 2016 shares	Jun. 20, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized														5,290,234	3,690,599	3,001,365
Options grants in period				5,771,720	5,771,720	1,273,346	652,723
Options vested in period fair value				¥ 3,580	$ 549	¥ 9,485	¥ 491
Compensation cost not yet recognized stock options		¥ 972,698	¥ 972,698	972,698					$ 149,072
Share-based payment arrangement, expense				¥ 173,220	$ 26,547	22,792	¥ 5,095
Share-based compensation, stock issued during period, shares	85,196
Share price | $ / shares	$ 9.39
Share-based compensation, stock issued during period, value | $	$ 800
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares									$ 27.15			$ 9.41	$ 3.20
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares									$ 9.41			$ 3.30	$ 2.32
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years
Sharebased payment award expiration period				10 years	10 years
Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense | ¥						¥ 463
Twenty Twenty Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized		4,512,276	4,512,276	4,512,276					4,512,276
Equity instruments other than options grants in period				4,848	4,848
Vesting period				4 years	4 years
Sharebased payment award expiration period				10 years	10 years
Awards available for future grant		4,507,428	4,507,428	4,507,428					4,507,428
ESIP NO.1 | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares			2,614,636
Sale price per share | $ / shares											$ 13.2
Percentage of restricted shares lockup in first year			10.00%
Percentage of restricted shares lockup in second year			40.00%
Percentage of restricted shares lockup in third year			50.00%
ESIP NO.2 | Common Class A [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale price per share | $ / shares										$ 20.02
Percentage of restricted shares lockup in first year		10.00%
Percentage of restricted shares lockup in second year		40.00%
Percentage of restricted shares lockup in third year		50.00%
Maximum subscription amount per person | ¥		¥ 2,000
Pre-IPO Plan [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants in period				296,327	296,327	1,273,346	652,723
Sharebased payment award expiration period				10 years	10 years
Awards available for future grant		847,415	847,415	847,415					847,415
Pre-IPO Plan [member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years
Pre-IPO Plan [member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years	3 years
Management Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants in period				5,475,393	5,475,393
Vesting period				4 years	4 years
Sharebased payment award expiration period				10 years	10 years
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum				5.00%	5.00%
Awards available for future grant		111,742	111,742	111,742					111,742
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options grants in period				8.74	8.74
Vesting period				2 years	2 years
Sharebased payment award expiration period				10 years	10 years			4 years
Fair value of the restricted shares				¥ 42,540	$ 6,520
Share-based payment arrangement, expense				¥ 1,671	$ 256	¥ 0	¥ 1,226
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
Share-based payment award vesting rights percentage								25.00%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								3 years
Share-based payment award vesting rights percentage								75.00%
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized period for recognition				3 years 5 months 1 day	3 years 5 months 1 day